Post-retirement pension and other defined benefit schemes - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£) employee plan country	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) employee	Dec. 31, 2024 USD ($) employee plan country	Dec. 01, 2023 GBP (£)	Dec. 01, 2023 USD ($)	Dec. 31, 2022 USD ($) employee
Post-retirement benefits
Number of countries in which entity is operating benefit plans | country			28			28
Number of employees | employee			94,300		89,900	94,300			83,500
Past service credit				$ 9	$ (12)
Included in retirement benefit obligations						$ (1,330)
Plan liabilities					7,907	7,079
Market value of plan assets					6,479	5,848
Scheme obligations
Post-retirement benefits
Past service credit/(cost)				9	(12)
Plan liabilities					7,907	7,079			$ 8,108
Scheme assets
Post-retirement benefits
Contribution				166	188
Valuation of Fund liabilities					(6,479)	$ (5,848)			(7,030)
Minimum
Post-retirement benefits
Number of benefit plans operated by entity | plan			50			50
UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total			65.00%			65.00%
Past service credit				2	$ (12)
Discount rate - defined benefit obligation (as a percent)			5.50%		4.60%	5.50%
Included in retirement benefit obligations						$ (317)
Inflation assumption (as a percent)			3.20%		3.10%	3.20%
Pension increases assumption (as a percent)			3.00%		2.90%	3.00%
Plan liabilities					$ 5,161	$ 4,592
Market value of plan assets					4,759	4,275
UK defined benefit plans | Scheme obligations
Post-retirement benefits
Past service credit/(cost)				2	(12)
Plan liabilities					5,161	4,592			4,801
UK defined benefit plans | Scheme assets
Post-retirement benefits
Contribution				66	65
Valuation of Fund liabilities					(4,759)	$ (4,275)			$ (4,573)
UK and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total			86.00%			86.00%
Net defined benefit obligations as a percentage of total			62.00%			62.00%
UK defined benefit pension
Post-retirement benefits
Number of employees | employee			351			351
Total defined benefit obligations as a percentage of total			65.00%			65.00%
Deficit recovery contribution	£ 39	$ 49	£ 39	49
Deficit recovery contributions to plan by employer, expected annual amount until year 2028			£ 39			$ 49
Further contribution				18
Value of charge for funding agreement							£ 317	$ 398
Value of the charge for funding agreement, capped amount							£ 350	$ 440
Sweden defined benefit pension
Post-retirement benefits
Total defined benefit obligations as a percentage of total			21.00%			21.00%
Further contribution				50
Plan liabilities					1,602
Market value of plan assets					$ 1,068
Benefit payments accounted for as group contributions				$ 50
Sweden defined benefit pension | Maximum
Post-retirement benefits
Funding level as a percentage of scheme obligations			100.00%	100.00%